Reinsurance: Effects of Reinsurance (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Policies in force		$ 123,223	$ 147,371	$ 163,937
Premiums Written and Earned
Direct Premiums Written		2,613	2,811	3,208
Direct Premiums Earned		2,613	2,811	3,208
Ceded Premiums Written		(2,482)	(2,671)	(23,714)
Ceded Premiums Unearned		(4)	(1)	47
Ceded Premiums Earned	23,121	(2,486)	(2,672)	(23,667)
Premiums written, net		131	140	(20,506)
Change in unearned premiums, net		(4)	(1)	47
Premiums, Net		127	139	(20,459)
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct		1,883	2,953	3,086
Policyholder Benefits and Claims Incurred, Ceded	22,637	(1,771)	(2,774)	(23,114)
Policyholder Benefits and Claims Incurred, Net		$ 112	$ 179	$ (20,028)